Capital Disclosures (Details) - Schedule of capital - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of capital [Abstract]
Shareholders’ equity (excluding reserves)	$ 393,717	$ 1,422,212	$ (214)
Non-controlling interest	1,283,275
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$ 3,794,657	$ 3,184,832